EQUITY INVESTMENTS - Narrative Equity Method Investments (Details) $ in Thousands, ¥ in Millions	1 Months Ended							3 Months Ended	12 Months Ended
	Jan. 31, 2025 USD ($)	Jan. 31, 2025 CNY (¥)	Sep. 30, 2021 USD ($)	Sep. 30, 2021 CNY (¥)	Apr. 30, 2018 USD ($)	Feb. 28, 2018 USD ($)	Feb. 28, 2017 USD ($)	Apr. 30, 2018 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Jan. 01, 2023 USD ($)	Jan. 03, 2021 USD ($) transaction	Oct. 01, 2021	Mar. 31, 2016 USD ($)	Dec. 31, 2013 USD ($)
Schedule of Equity Method Investments [Line Items]
Equity investments without readily determinable fair value									$ 4,000	$ 4,000
Proceeds from disposal of equity in unconsolidated investees									24,000	0	$ 0
Gain on disposal									24,083	0	$ 0
Equity method investment									0	$ 0
Huansheng Photovoltaic (Jiangsu) Co., Ltd. (HSPV)
Schedule of Equity Method Investments [Line Items]
Equity investments without readily determinable fair value														$ 9,200
Equity securities without readily determinable fair value, ownership percentage														15.00%
Additional amount invested					$ 6,300	$ 6,300	$ 9,000
Amount invested, less reinvested dividends							7,700
Reinvested dividends							$ 1,300	$ 700
Equity method investment, ownership percentage			20.00%	20.00%	20.00%		20.00%	20.00%		16.30%			16.30%
Proceeds from disposal of equity in unconsolidated investees									24,000
Gain on disposal									24,100
Equity method investment									0	$ 0
Huansheng Photovoltaic (Jiangsu) Co., Ltd. (HSPV) | Tianjin Zhonghuan Semiconductor Co., Ltd. (TZE)
Schedule of Equity Method Investments [Line Items]
Payments to acquire additional interest in subsidiaries			$ 41,600	¥ 270.0
CCPV
Schedule of Equity Method Investments [Line Items]
Equity method investment, ownership percentage															25.00%
Equity method investment															$ 16,400
CCPV | Subsequent event
Schedule of Equity Method Investments [Line Items]
Liquidation proceeds received	$ 1,100	¥ 8.0
Deca Technologies, Inc.
Schedule of Equity Method Investments [Line Items]
Equity investments without readily determinable fair value									$ 4,000	$ 4,000
Equity securities without readily determinable fair value, ownership percentage												8.00%
Number of transactions | transaction												2
Proceeds from dividends received												$ 2,500
Equity securities, gain												$ 1,300